Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings per share [Line Items]
Profit attributable to owners of the Company | ¥	¥ 12,354,114		¥ 13,332,431	¥ 13,619,928
Weighted average number of ordinary shares in issue | shares	1,104,155,407		1,086,698,914	1,076,869,344
Basic earnings (in RMB) | ¥ / shares	¥ 11.19		¥ 12.27	¥ 12.65
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB) | (per share)	¥ 5.59	$ 5.59